Earnings Per Share - Net Income and Weighted Average Number of Common Stocks Used in Calculation of Earnings Per Share (Detail) shares in Millions, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($) shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 TWD ($) shares	Dec. 31, 2023 TWD ($) shares
Net income used to compute the basic earnings per share
Net income attributable to the parent	$ 38,705	$ 1,234	$ 37,189	$ 36,958
Assumed conversion of all dilutive potential common stocks
Employee stock options and employee compensation of subsidiaries | $	(5)		(3)	(5)
Net income used to compute the diluted earnings per share | $	$ 38,700		$ 37,186	$ 36,953
Weighted average number of common stocks used to compute the basic earnings per share	7,757	7,757	7,757	7,757
Assumed conversion of all dilutive potential common stocks
Employee compensation	19	19	18	8
Weighted average number of common stocks used to compute the diluted earnings per share	7,776	7,776	7,775	7,765